REVENUE (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022 USD ($) employee product	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) product person	Dec. 31, 2020 USD ($)
Revenue from External Customer [Line Items]
Number Of Primary Products | product	3		3
Number of employees | employee	85
Number of staff photographers and videographers	100		120
Total Revenue	$ 230,978	$ 218,392	$ 918,688	$ 815,401
Revenues recognized from deferred revenue balance	66,200		120,200
Creative Stills
Revenue from External Customer [Line Items]
Total Revenue	$ 148,398	144,651	596,917	532,732
Editorial Stills
Revenue from External Customer [Line Items]
Number of employees | employee	300
Total Revenue	$ 78,753	70,359	306,631	266,699
Other
Revenue from External Customer [Line Items]
Total Revenue	$ 3,827	$ 3,382	$ 15,140	$ 15,970